Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Instruments

(13) Financial Instruments

The Company sells its products in more than 175 countries and approximately 83% of the Company's revenues are generated outside the United States. The Company's activities expose it to a variety of market risks, including the effects of changes in foreign currency exchange rates and interest rates. These financial risks are monitored and managed by the Company as an integral part of its overall risk management program.

The Company maintains a foreign currency risk management strategy that uses derivative instruments (foreign currency forward contracts) to protect its interests from fluctuations in earnings and cash flows caused by the volatility in currency exchange rates. Movements in foreign currency exchange rates pose a risk to the Company's operations and competitive position, since exchange rate changes may affect the profitability and cash flow of the Company, and business and/or pricing strategies of competitors.

Certain of the Company's foreign business unit sales and purchases are denominated in the customers’ or vendors’ local currency. The Company purchases foreign currency forward contracts as hedges of foreign currency denominated receivables and payables and as hedges of forecasted foreign currency denominated sales and purchases. These contracts are entered into to protect against the risk that the future dollar-net-cash inflows and outflows resulting from such sales, purchases, firm commitments or settlements will be adversely affected by changes in exchange rates.

At December 31, 2010 and December 31, 2009, the Company held 23 and 26 foreign currency forward contracts as hedges of foreign currency denominated receivables and payables with aggregate notional amounts of $163,092 and $236,934, respectively. Because the terms of such contracts are primarily less than three months, the Company did not elect hedge accounting treatment for these contracts. The Company records the changes in the fair value of those contracts within other (income) expense, net, in the consolidated statements of operations. Total net realized and unrealized (gains) losses recognized on these contracts were $(2,523), $14,219 and $(12,521) for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

As of December 31, 2010 and December 31, 2009, the Company held 194 and 100 foreign currency forward contracts as hedges of forecasted foreign currency denominated sales and purchases with aggregate notional amounts of $62,983 and $38,817, respectively. The maximum length of time over which the Company typically hedges cash flow exposures is twelve months. To the extent that these contracts are designated and qualify as cash flow hedging instruments, the effective portion of the gain or loss on the derivative instrument is recorded in other comprehensive income and reclassified as a component to net income (loss) in the same period or periods during which the hedged transaction affects earnings. Net unrealized losses on cash flow hedging instruments of $409 and $196 were included in accumulated other comprehensive income, net of tax, at December 31, 2010 and December 31, 2009, respectively. There was no ineffectiveness related to cash flow hedging instruments during the fiscal years ended December 31, 2010 or December 31, 2009. Unrealized gains and losses existing at December 31, 2010, which are expected to be reclassified into the consolidated statements of operations from other comprehensive income during fiscal year 2011, are not expected to be significant.

The Company was party to three interest rate swaps with expiration dates in May 2010. These swaps were purchased to hedge the Company’s floating interest rate exposure on term loan B with a final maturity of December 2011. Under the terms of these swaps, the Company paid fixed rates of 4.825%, 4.845% and 4.9% and received three-month LIBOR on the notional amount for the life of the swaps. All interest rate swaps were designated and qualified as cash flow hedging instruments and, therefore, the effective portion of the gain or loss on the derivative instrument was recorded in accumulated other comprehensive income and reclassified as a component to net income (loss) in the same period or periods during which the hedged exposure affected earnings. The net unrealized loss included in accumulated other comprehensive income, net of tax, was $6,496 for the year ended December 31, 2008. In conjunction with the Refinancing (see Note 26), which included the repayment of term loan B, the Company terminated these swaps and paid $3,188 to various counterparties. The payments were recognized as interest expense in the consolidated statements of operations for the fiscal year ended December 31, 2009.

13. Financial Instruments

The Company sells its products in more than 175 countries and approximately 85% of the Company’s revenues are generated outside the United States. The Company’s activities expose it to a variety of market risks, including the effects of changes in foreign currency exchange rates and interest rates. These financial risks are monitored and managed by the Company as an integral part of its overall risk management program.

The Company maintains a foreign currency risk management strategy that uses derivative instruments (foreign currency forward contracts) to protect its interests from fluctuations in earnings and cash flows caused by the volatility in currency exchange rates. Movements in foreign currency exchange rates pose a risk to the Company’s operations and competitive position, since exchange rate changes may affect the profitability and cash flow of the Company, and business and/or pricing strategies of competitors.

Certain of the Company’s foreign business unit sales and purchases are denominated in the customers’ or vendors’ local currency. The Company purchases foreign currency forward contracts as hedges of foreign currency denominated receivables and payables and as hedges of forecasted foreign currency denominated sales and purchases. These contracts are entered into to protect against the risk that the future dollar-net-cash inflows and outflows resulting from such sales, purchases, firm commitments or settlements will be adversely affected by changes in exchange rates.

At September 30, 2011 and December 31, 2010, the Company held 17 and 23 foreign currency forward contracts, respectively, as hedges of foreign currency denominated receivables and payables with an aggregate notional amount of $ 157,887 and $163,092, respectively. Because the terms of such contracts are primarily less than three months, the Company did not elect hedge accounting treatment for these contracts. The Company records the changes in the fair value of these contracts within other (income) expense, net, in the consolidated statements of operations. Total net realized and unrealized (gains) losses recognized were $(6,276) and $2,189 during the three and nine months ended September 30, 2011, respectively compared with such (gains) losses of $7,948 and $(767), respectively for the three and nine months ended October 1, 2010.

As of September 30, 2011 and December 31, 2010, the Company held 128 and 194 foreign currency forward contracts, respectively, as hedges of forecasted foreign currency denominated sales and purchases with an aggregate notional amount of $ 50,864 and $62,983, respectively. The maximum length of time over which the Company typically hedges cash flow exposures is twelve months. To the extent that these contracts are designated and qualify as cash flow hedging instruments, the effective portion of the gain or loss on the derivative instrument is recorded in other comprehensive income and reclassified as a component to net income (loss) in the same period or periods during which the hedged transaction affects earnings. Net unrealized (gain) loss on cash flow hedging instruments of $ (435) and $409 were included in accumulated other comprehensive income, net of tax, at September 30, 2011 and December 31, 2010, respectively. There was no ineffectiveness related to cash flow hedging instruments during the three and nine months ended September 30, 2011 and October 1, 2010, respectively. Unrealized gains and losses existing at September 30, 2011, which are expected to be reclassified into the consolidated statements of operations from other comprehensive income during the next year, are not expected to be significant.

At September 30, 2011 and December 31, 2010, the location and fair value amounts of derivative instruments were as follows:

	Asset Derivatives		Liability Derivatives
	September 30, 2011		September 30, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other current assets	$852	Accrued expenses	$333

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Other current assets	1,148	Accrued expenses	750

Total Derivatives		$2,000		$1,083

	Asset Derivatives		Liability Derivatives
	December 31, 2010		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other current assets	$724	Accrued expenses	$1,316

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Other current assets	1,293	Accrued expenses	669

Total Derivatives		$2,017		$1,985

The effect of derivative instruments on the Consolidated Financial Statements for the three and nine months ended September 30, 2011 and October 1, 2010, was as follows:

	Amount of (gain) loss recognized in OCI on derivatives (effective portion)		Amount of (gain) loss reclassified from accumulated OCI into income (effective portion)
Derivatives with cash flow hedging relationships	Three Months Ended September 30, 2011	Location of (gain) loss reclassified from accumulated OCI into income	Three Months Ended September 30, 2011
Foreign currency forward contracts	$(290)	Other (income) expense, net	$56

Derivatives with cash flow hedging relationships	Amount of (gain) loss recognized in OCI on derivatives (effective portion)	Location of (gain) loss reclassified from accumulated OCI into income	Amount of (gain) loss reclassified from accumulated OCI into income (effective portion)
	Three Months Ended October 1, 2010		Three Months Ended October 1, 2010
Foreign currency forward contracts	$(228)	Other (income) expense, net	$168

Derivatives with cash flow hedging relationships	Amount of (gain) loss recognized in OCI on derivatives (effective portion)	Location of (gain) loss reclassified from accumulated OCI into income	Amount of (gain) loss reclassified from accumulated OCI into income (effective portion)
	Nine Months Ended September 30, 2011		Nine Months Ended September 30, 2011
Foreign currency forward contracts	$(519)	Other (income) expense, net	$(577)

	Amount of (gain) loss recognized in OCI on derivatives (effective portion)	Location of (gain) loss reclassified from accumulated OCI into income	Amount of (gain) loss reclassified from accumulated OCI into income (effective portion)
Derivatives with cash flow hedging relationships	Nine Months Ended October 1, 2010		Nine Months Ended October 1, 2010
Foreign currency forward contracts	$178	Other (income) expense, net	$533